FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 387,598,377	R$ 301,899,028	R$ 336,560,965
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	95,034,235	55,128,782
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	201,297,811	153,846,848
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	58,350,432	64,795,283
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	7,911,872	8,716,528
No Stated Maturity [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 25,004,027	R$ 19,411,587